Income tax - Tax loss carry-forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available tax loss carry-forward
Historical Loss	$ 2,205,957
Restated tax loss	2,497,219
Utilized	2,162,314
Total remaining amount	334,905
Net remaining amount	$ 334,905
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 15,886,877	$ 15,859,473
Tax balances
Adjusted contributed capital account (CUCA)	4,946,422
CUFIN	4,151,805
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Deferred income tax	100,472	$ 576,422	$ 303,970
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	54,101
Restated tax loss	58,580
Total remaining amount	58,580
Concesionaria
Available tax loss carry-forward
Historical Loss	1,875,180
Restated tax loss	2,160,330
Utilized	2,160,330
Viajes Vuela
Available tax loss carry-forward
Historical Loss	258,028
Restated tax loss	258,028
Total remaining amount	258,028
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	18,648
Restated tax loss	20,281
Utilized	1,984
Total remaining amount	$ 18,297
Vuela, S.A. | Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Statutory income tax rate	30.00%
2017, Expiration 2027
Available tax loss carry-forward
Historical Loss	$ 1,067,836
Restated tax loss	1,278,913
Utilized	1,278,913
2018, Expiration 2021
Available tax loss carry-forward
Historical Loss	1,142
Restated tax loss	1,142
Total remaining amount	1,142
2019, Expiration 2022
Available tax loss carry-forward
Historical Loss	30,918
Restated tax loss	30,918
Total remaining amount	30,918
2019, Expiration 2029
Available tax loss carry-forward
Historical Loss	4,922
Restated tax loss	5,568
Total remaining amount	5,568
2020, Expiration 2030
Available tax loss carry-forward
Historical Loss	863,847
Restated tax loss	943,026
Utilized	883,401
Total remaining amount	59,625
2020, Expiration 2023
Available tax loss carry-forward
Historical Loss	103,541
Restated tax loss	103,541
Total remaining amount	103,541
2021, Expiration 2031
Available tax loss carry-forward
Historical Loss	122,427
Restated tax loss	122,427
Total remaining amount	122,427
2021, Expiration 2024
Available tax loss carry-forward
Historical Loss	11,324
Restated tax loss	11,684
Total remaining amount	$ 11,684